Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash	$ 1,429,412	$ 917,495
Accounts receivable, net of allowance for doubtful accounts of $0 and $0, respectively	19,050	8,159
Inventory, at cost	656,992	1,554,807
Prepaid and other current assets	2,500	30,000
Total Current Assets	2,107,954	2,510,461
Property and equipment, net of accumulated depreciation of $44,538 and $8,839, respectively	2,561,384	50,616
Deferred Tax Asset	456,500	456,500
Intangible assets, net of accumulated amortization of $151,511 and $103,044, respectively	575,489	623,956
Investment in joint ventures	490,410	490,410
TOTAL ASSETS	6,191,737	4,131,943
Current Liabilities
Accounts payable	291,249	378,215
Accrued expenses	125,011	31,495
Deferred revenue and customer deposits	326,662	569,994
Due to stockholder	210,500	10,000
Due to related parties	13,400	46,692
Total Current Liabilities	966,822	1,036,396
Stockholders' Equity
Preferred stock: $0.001 par; 10,000,000 authorized; 2,000 issued and outstanding	2	2
Common stock: $0.001 par; 900,000,000 authorized; 154,389,296 and 123,445,209 issued and outstanding, respectively	154,389	123,445
Additional paid-in capital	10,195,954	5,180,468
Issued and unearned stock compensation	(28,333)	(48,333)
Accumulated deficit	(5,097,097)	(2,160,035)
Total Stockholders' Equity	5,224,915	3,095,547
Total Liabilities and Stockholders' Equity	$ 6,191,737	$ 4,131,943